Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings Per Share [Abstract]
Net loss	$ (15,849)	$ (17,528)	$ (12,715)	$ (16,694)	$ (16,249)	$ (8,585)	$ (46,092)	$ (41,528)
Net loss attributable to ordinary shareholders - basic	(15,849)			(16,694)			(46,092)	(41,528)
Net loss attributable to ordinary shareholders - diluted	$ (15,849)			$ (16,694)			$ (46,092)	$ (41,528)
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	41,708,220			12,834,889			39,378,824	10,638,738
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	41,708,220			12,834,889			39,378,824	10,638,738
Net loss attributable to ordinary shareholders - basic (in dollars per share)	$ (0.38)			$ (1.30)			$ (1.17)	$ (3.90)
Net loss attributable to ordinary shareholders - diluted (in dollars per share)	$ (0.38)			$ (1.30)			$ (1.17)	$ (3.90)